UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     3V Capital Management LLC
Address:  1 Greenwich Office Park South
          Greenwich, CT  06831

Form 13F File Number:  unknown

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gary Katcher
Title: Managing Member
Phone:  (203) 629-9491

Signature, Place, and Date of Signing:

/s/ Gary Katcher             Greenwich, CT         February 14, 2006
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: $124,205 (in thousands)

List of Other Included Managers:


* Messrs. Scott Stagg and Gary Katcher are the investment managers of 3V Capital Management LLC and 3V Capital Advisors LLC which have investment discretion over the investment portfolios reported herein.

                                 Title Of                Value   SH/Prn   SH/ PUT/ Investment  Other     Voting Authority
Name Of Issuer                    Class         CUSIP   x$1,000    Amt    Prn CALL Discretion Managers   Sole    Shared None
AQUILA INC                   Common           03840P102     870   185,000 SH         SHARED              185,000
ARMSTRONG WORLD INDS INC NEW Common           04247X102   1,241    29,268 SH         SHARED               29,268
BLOCKBUSTER INC              CL A             093679108   1,323   250,000 SH         SHARED              250,000
CORE MARK HOLDING CO INC     Common           218681104   8,626   257,884 SH         SHARED              257,884
IPCS INC                     Common New       44980Y305  56,183 1,014,858 SH         SHARED            1,014,858
MIRANT CORP NEW              *W EXP 01/03/201 60467R118   1,158    88,416 SH         SHARED               88,416
MIRANT CORP NEW              *W EXP 01/03/201 60467R126     872    61,996 SH         SHARED               61,996
MIRANT CORP NEW              Common           60467R100  14,712   465,998 SH         SHARED              465,998
MOVIE GALLERY INC            Common           624581104     620   176,000 SH         SHARED              176,000
NRG ENERGY INC               Common New       629377508  11,465   204,700 SH         SHARED              204,700
PORTLAND GEN ELEC CO         Common New       736508847      51     1,878 SH         SHARED                1,878
RIVIERA HLDGS CORP           Common           769627100   5,796   239,900 SH         SHARED              239,900
SHENANDOAH TELECOMMUNICATION Common           82312B106  17,236   366,654 SH         SHARED              366,654
UAL CORP                     Common New       902549807   1,324    30,091 SH         SHARED               30,091
UNITED STATES OIL FUND LP    Units            91232N108   1,780    34,500 SH         SHARED               34,500
WINN DIXIE STORES INC        Common New       974280307     948    70,232 SH         SHARED               70,232
                                                        124,205